Restructuring Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Activities and Related Reserves
Details of all restructuring activities and the related reserves for December 31, 2018, 2017 and 2016 were as follows:

	Personnel expenses	Demolition and Removal costs	Ground remediation costs	Other	Total
	(In thousands)
Provision at January 1, 2016	$—	$—	$—	$—	$—
Charges	6,864	5,191	4,036	3,667	19,758
Cost charged against liabilities (assets)	—	—	—	(1,980)	(1,980)
Cash paid	—	—	—	—	—
Foreign currency translation adjustment	(411)	(311)	(241)	(140)	(1,103)
Provision at December 31, 2016	6,453	4,880	3,795	1,547	16,675
Charges	2,975	1,440	—	2,076	6,492
Cost charged against liabilities (assets)	—	(153)	—	(114)	(267)
Cash paid	(9,295)	(3,849)	—	(2,474)	(15,618)
Foreign currency translation adjustment	513	505	522	(105)	1,435
Provision at December 31, 2017	646	2,824	4,317	930	8,717
Charges	7,586	1,978	2,919	3,137	15,620
Cost charged against liabilities (assets)	(324)	(14)	(833)	(8)	(1,180)
Cash paid	(5,825)	(2,182)	(3,259)	(3,202)	(14,468)
Foreign currency translation adjustment	252	(64)	(206)	(13)	(32)
Provision at December 31, 2018	$2,334	$2,541	$2,939	$844	$8,658